Schedule of Investments (unaudited)	iShares® Europe ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.2%
Erste Group Bank AG	64,455	$2,062,251
OMV AG	25,638	1,318,843
Verbund AG	5,667	476,367
		3,857,461
Belgium — 1.6%
Ageas SA/NV	32,147	1,426,422
Anheuser-Busch InBev SA/NV	180,042	10,844,099
Argenx SE(a)	10,043	3,770,199
Groupe Bruxelles Lambert NV	18,031	1,440,995
KBC Group NV	60,155	3,873,096
Solvay SA	13,639	1,378,984
UCB SA	22,612	1,781,677
Umicore SA	37,555	1,381,265
		25,896,737
Denmark — 4.6%
AP Moller - Maersk A/S, Class A	545	1,201,103
AP Moller - Maersk A/S, Class B, NVS	986	2,207,263
Carlsberg AS, Class B	17,684	2,345,728
Chr Hansen Holding A/S	18,783	1,351,113
Coloplast A/S, Class B	21,559	2,525,694
Danske Bank A/S	123,106	2,428,033
DSV A/S	34,771	5,498,587
Genmab A/S(a)	11,867	5,017,306
GN Store Nord A/S(b)	24,401	563,338
Novo Nordisk A/S, Class B	296,612	40,284,525
Novozymes A/S, Class B	37,941	1,924,886
Orsted AS(c)	34,582	3,126,408
Pandora A/S	17,441	1,232,756
Tryg A/S	65,531	1,557,380
Vestas Wind Systems A/S	182,867	5,334,348
		76,598,468
Finland — 1.7%
Elisa OYJ	27,342	1,449,266
Fortum OYJ	79,048	1,316,471
Kesko OYJ, Class B	51,804	1,144,670
Kone OYJ, Class B	71,840	3,719,281
Metso Outotec OYJ	127,368	1,311,567
Neste OYJ	78,429	3,616,907
Nokia OYJ	977,377	4,540,598
Sampo OYJ, Class A	89,500	4,674,536
Stora Enso OYJ, Class R	112,715	1,589,225
UPM-Kymmene OYJ	96,909	3,626,465
Wartsila OYJ Abp	87,354	736,573
		27,725,559
France — 17.9%
Accor SA(a)	32,194	803,162
Air Liquide SA	94,778	13,452,342
Airbus SE	110,876	13,183,421
Alstom SA	56,142	1,373,604
ArcelorMittal SA	101,796	2,685,596
Arkema SA	12,046	1,083,475
AXA SA	360,044	10,029,206
BNP Paribas SA	205,704	11,712,607
Bouygues SA	37,958	1,138,427
Bureau Veritas SA	53,350	1,405,985
Capgemini SE	28,448	4,755,822
Carrefour SA	107,973	1,805,950
Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	93,342	$4,566,365
Cie. Generale des Etablissements Michelin SCA	128,768	3,587,125
Credit Agricole SA	246,918	2,597,414
Danone SA	115,038	6,063,154
Dassault Systemes SE	125,642	4,518,043
Edenred	45,310	2,466,013
Eiffage SA	14,335	1,410,048
Electricite de France SA	113,732	1,460,130
Engie SA	336,315	4,811,346
EssilorLuxottica SA	55,239	9,994,556
Eurofins Scientific SE	24,074	1,728,468
Euronext NV(c)	17,711	1,311,166
Gecina SA	10,107	1,029,701
Getlink SE	72,910	1,167,519
Hermes International	6,317	9,777,777
Kering SA	13,107	6,670,512
Legrand SA	48,459	3,885,525
L’Oreal SA	45,680	16,357,896
LVMH Moet Hennessy Louis Vuitton SE	47,388	34,483,885
Orange SA	336,413	3,337,929
Pernod Ricard SA	36,900	7,259,058
Publicis Groupe SA	42,494	2,714,614
Renault SA(a)	37,805	1,261,501
Safran SA	63,439	7,945,977
Sanofi	208,860	20,139,645
Sartorius Stedim Biotech	4,383	1,424,334
Schneider Electric SE	103,414	14,522,902
Societe Generale SA	143,314	3,594,836
Sodexo SA	14,942	1,429,626
Teleperformance	10,823	2,587,402
Thales SA	19,315	2,467,853
TotalEnergies SE	445,818	27,985,394
Ubisoft Entertainment SA(a)	16,336	461,505
Unibail-Rodamco-Westfield(a)	18,906	988,333
Valeo	40,618	725,755
Veolia Environnement SA	119,728	3,076,340
Vinci SA	96,922	9,661,851
Vivendi SE	144,616	1,381,507
Worldline SA/France(a)(c)	44,463	1,741,280
		296,023,882
Germany — 11.6%
adidas AG	32,507	4,405,554
Allianz SE, Registered	73,964	15,795,575
Aroundtown SA(b)	173,371	403,854
BASF SE	166,842	8,215,065
Bayer AG, Registered	177,009	9,110,662
Bayerische Motoren Werke AG	57,763	5,114,045
Beiersdorf AG	17,801	2,034,151
Brenntag SE	27,954	1,782,762
Commerzbank AG(a)	191,761	1,792,891
Continental AG	19,243	1,147,162
Covestro AG(c)	34,417	1,340,750
Daimler Truck Holding AG(a)	92,668	2,848,773
Delivery Hero SE(a)(c)	35,916	1,723,598
Deutsche Bank AG, Registered	376,058	4,227,478
Deutsche Boerse AG	34,405	5,924,198
Deutsche Post AG, Registered	179,640	6,723,319
Deutsche Telekom AG, Registered	632,067	12,575,966
E.ON SE	408,577	4,062,071
Fresenius Medical Care AG & Co. KGaA	36,007	1,176,079

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	74,147	$2,071,065
GEA Group AG	29,931	1,217,220
Hannover Rueck SE	10,792	2,129,344
HeidelbergCement AG	26,264	1,488,250
HelloFresh SE(a)	31,046	677,574
Henkel AG & Co. KGaA	17,452	1,121,547
Infineon Technologies AG	237,610	7,221,416
LEG Immobilien SE	13,434	876,148
Mercedes-Benz Group AG	141,861	9,276,981
Merck KGaA	23,465	4,527,342
MTU Aero Engines AG	9,841	2,117,145
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,487	8,244,288
Puma SE	18,450	1,115,178
QIAGEN NV(a)	42,282	2,125,537
Rheinmetall AG	7,888	1,570,312
RWE AG	122,501	5,415,486
SAP SE	197,988	20,440,415
Siemens AG, Registered	135,449	18,671,808
Siemens Healthineers AG(c)	50,231	2,505,602
Symrise AG	23,801	2,584,907
Volkswagen AG	5,293	830,343
Vonovia SE	142,347	3,353,186
Zalando SE(a)(b)(c)	39,892	1,404,390
		191,389,437
Ireland — 1.1%
Bank of Ireland Group PLC	180,726	1,722,195
CRH PLC	138,979	5,527,214
Flutter Entertainment PLC, Class DI(a)	27,793	3,808,509
Kerry Group PLC, Class A	27,571	2,490,494
Kingspan Group PLC	27,892	1,510,181
Ryanair Holdings PLC, ADR(a)(b)	18,020	1,347,175
Smurfit Kappa Group PLC	48,395	1,793,535
		18,199,303
Italy — 3.3%
Assicurazioni Generali SpA	217,545	3,868,493
Enel SpA	1,394,590	7,500,303
Eni SpA	455,009	6,469,982
Ferrari NV	23,180	4,970,681
FinecoBank Banca Fineco SpA	107,440	1,784,159
Intesa Sanpaolo SpA	3,161,222	7,003,399
Mediobanca Banca di Credito Finanziario SpA	118,818	1,141,729
Moncler SpA	37,889	2,013,301
Nexi SpA(a)(c)	152,341	1,202,570
Prysmian SpA	48,877	1,816,050
Snam SpA	365,040	1,770,019
Stellantis NV	391,815	5,567,830
Telecom Italia SpA/Milano(a)	1,810,303	419,540
Tenaris SA	82,703	1,450,420
Terna - Rete Elettrica Nazionale	254,273	1,877,855
UniCredit SpA	360,579	5,116,452
		53,972,783
Netherlands — 6.7%
ABN AMRO Bank NV, CVA(c)	74,935	1,037,697
Adyen NV(a)(c)	5,586	7,754,759
Aegon NV	251,364	1,273,579
Akzo Nobel NV	33,244	2,230,756
ASM International NV	8,299	2,105,742
ASML Holding NV(b)	73,605	40,133,247

Security	Shares	Value

Netherlands (continued)
EXOR NV, NVS(a)	21,469	$1,571,837
Heineken Holding NV	19,804	1,529,471
Heineken NV	42,631	4,015,506
IMCD NV	10,150	1,451,871
ING Groep NV	679,182	8,273,216
Koninklijke Ahold Delhaize NV	189,112	5,437,209
Koninklijke DSM NV	31,761	3,900,078
Koninklijke KPN NV	582,059	1,801,620
Koninklijke Philips NV	163,379	2,458,398
NN Group NV	57,050	2,332,899
Prosus NV	210,455	14,530,526
Randstad NV	22,809	1,393,684
Universal Music Group NV	137,915	3,335,151
Wolters Kluwer NV	46,778	4,894,626
		111,461,872
Norway — 1.1%
Aker BP ASA	55,235	1,716,862
DNB Bank ASA	162,282	3,205,087
Equinor ASA	189,756	6,819,877
Mowi ASA	83,052	1,415,230
Norsk Hydro ASA	249,387	1,863,511
Orkla ASA	140,988	1,017,557
Telenor ASA	114,940	1,073,881
Yara International ASA	30,235	1,327,829
		18,439,834
Portugal — 0.2%
EDP - Energias de Portugal SA	537,781	2,680,734
Galp Energia SGPS SA	82,040	1,106,770
		3,787,504
Singapore — 0.3%
STMicroelectronics NV , New	119,051	4,230,275

Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	40,371	1,155,158
Aena SME SA(a)(c)	13,291	1,666,137
Amadeus IT Group SA(a)	81,826	4,244,946
Banco Bilbao Vizcaya Argentaria SA	1,091,939	6,577,038
Banco Santander SA	3,027,479	9,052,502
CaixaBank SA	775,276	3,039,694
Cellnex Telecom SA(c)	103,636	3,437,732
Enagas SA	40,348	670,927
Endesa SA	57,755	1,088,481
Ferrovial SA	92,009	2,409,045
Grifols SA(a)	54,016	623,799
Iberdrola SA	1,051,410	12,273,622
Industria de Diseno Textil SA	203,059	5,393,457
Naturgy Energy Group SA	35,380	919,491
Red Electrica Corp. SA	72,128	1,254,173
Repsol SA	273,190	4,348,369
Telefonica SA	1,045,785	3,785,851
		61,940,422
Sweden — 4.7%
Alfa Laval AB	54,632	1,580,358
Assa Abloy AB, Class B	180,275	3,877,580
Atlas Copco AB, Class A	460,477	5,455,913
Atlas Copco AB, Class B	284,595	3,036,529
Boliden AB	49,417	1,856,211
Electrolux AB, Class B	38,975	526,588
Embracer Group AB(a)(b)	146,483	665,025

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	114,421	$2,083,504
Epiroc AB, Class B	70,850	1,139,778
EQT AB	60,084	1,276,501
Essity AB, Class B	110,561	2,895,281
Evolution AB(c)	35,039	3,412,952
Getinge AB, Class B	38,842	807,548
H & M Hennes & Mauritz AB, Class B	132,796	1,431,066
Hexagon AB, Class B	385,317	4,040,081
Industrivarden AB, Class A	32,654	794,245
Industrivarden AB, Class C	30,453	738,865
Investor AB, Class B	329,792	5,969,550
Kinnevik AB, Class B(a)	42,221	581,137
Nibe Industrier AB, Class B	274,226	2,559,564
Nordea Bank Abp	594,741	6,370,837
Sandvik AB	196,577	3,552,458
Skandinaviska Enskilda Banken AB, Class A	304,333	3,503,747
Skanska AB, Class B	71,962	1,140,776
SKF AB, Class B	68,258	1,042,540
Svenska Cellulosa AB SCA, Class B	110,454	1,398,863
Svenska Handelsbanken AB, Class A	277,120	2,790,041
Swedbank AB, Class A	168,398	2,864,293
Tele2 AB, Class B	98,961	807,308
Telefonaktiebolaget LM Ericsson, Class B	549,320	3,218,692
Telia Co. AB	441,539	1,128,250
Volvo AB, Class B	287,471	5,192,760
		77,738,841
Switzerland — 16.0%
ABB Ltd., Registered	310,409	9,460,491
Adecco Group AG, Registered	30,450	1,001,648
Alcon Inc.	90,258	6,193,409
Baloise Holding AG, Registered	8,146	1,256,168
Barry Callebaut AG, Registered	635	1,253,966
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	191	1,946,298
Chocoladefabriken Lindt & Spruengli AG, Registered	20	2,057,669
Cie. Financiere Richemont SA, Class A, Registered	94,524	12,255,975
Credit Suisse Group AG, Registered	595,484	1,777,787
Geberit AG, Registered	6,572	3,102,512
Givaudan SA, Registered	1,426	4,367,704
Holcim AG	102,980	5,330,581
Julius Baer Group Ltd.	38,947	2,266,757
Kuehne + Nagel International AG, Registered	10,160	2,362,023
Logitech International SA, Registered	30,806	1,910,263
Lonza Group AG, Registered	13,422	6,588,530
Nestle SA, Registered	497,973	57,520,539
Novartis AG, Registered	435,268	39,390,630
Partners Group Holding AG	4,139	3,665,015
Roche Holding AG, Bearer	4,892	1,895,631
Roche Holding AG, NVS	127,221	39,977,588
Schindler Holding AG, Participation Certificates, NVS	7,509	1,412,310
Schindler Holding AG, Registered	3,943	711,126
SGS SA, Registered	1,104	2,571,590
Siemens Energy AG(a)	74,127	1,391,819
SIG Group AG	63,176	1,380,470
Sika AG, Registered	27,671	6,652,197
Sonova Holding AG, Registered	9,445	2,243,174
Straumann Holding AG	20,764	2,381,031
Swatch Group AG (The), Bearer	5,204	1,479,084
Swatch Group AG (The), Registered	9,793	509,206
Swiss Life Holding AG, Registered	5,504	2,837,084
Security	Shares	Value

Switzerland (continued)
Swiss Prime Site AG, Registered	13,856	$1,200,938
Swiss Re AG	52,419	4,901,248
Swisscom AG, Registered	4,671	2,558,826
Temenos AG, Registered	11,808	649,597
UBS Group AG, Registered	638,244	11,862,543
VAT Group AG(c)	4,810	1,320,428
Zurich Insurance Group AG	27,245	13,025,213
		264,669,068
United Kingdom — 24.5%
3i Group PLC	173,707	2,801,432
abrdn PLC	414,542	942,003
Admiral Group PLC	48,181	1,236,850
Anglo American PLC	242,356	9,490,630
Ashtead Group PLC	81,310	4,618,794
Associated British Foods PLC	64,853	1,229,532
AstraZeneca PLC	280,583	37,968,310
Auto Trader Group PLC(c)	172,592	1,074,791
Aviva PLC	507,666	2,692,988
BAE Systems PLC	582,822	6,019,620
Barclays PLC	2,727,587	5,190,083
Barratt Developments PLC	182,435	871,363
Berkeley Group Holdings PLC	20,386	929,385
BP PLC	3,310,450	19,101,103
British American Tobacco PLC	404,806	16,013,379
British Land Co. PLC (The)	170,200	808,069
BT Group PLC	1,240,323	1,674,776
Bunzl PLC(b)	60,695	2,019,331
Burberry Group PLC	72,117	1,753,319
CNH Industrial NV	181,910	2,918,199
Compass Group PLC	321,726	7,429,303
Croda International PLC	25,776	2,051,217
DCC PLC	18,518	910,565
Diageo PLC	422,174	18,479,339
Direct Line Insurance Group PLC	250,798	668,472
DS Smith PLC	248,326	957,893
Entain PLC	104,473	1,663,738
Experian PLC	175,073	5,929,431
Glencore PLC	2,192,265	14,619,434
GSK PLC	725,655	12,541,665
Haleon PLC(a)	921,496	3,646,005
Halma PLC	69,767	1,661,497
Hargreaves Lansdown PLC	63,411	653,003
HSBC Holdings PLC	3,615,825	22,409,198
IMI PLC	47,627	743,831
Imperial Brands PLC	171,376	4,269,168
Informa PLC	273,416	2,039,618
InterContinental Hotels Group PLC	34,363	1,971,708
Intermediate Capital Group PLC	52,223	721,052
Intertek Group PLC	29,330	1,426,969
J Sainsbury PLC	308,309	808,638
Johnson Matthey PLC	35,634	910,704
Kingfisher PLC(b)	371,008	1,054,117
Land Securities Group PLC	137,711	1,028,860
Legal & General Group PLC	1,082,949	3,246,824
Lloyds Banking Group PLC	12,181,257	6,647,468
London Stock Exchange Group PLC	61,540	5,287,590
M&G PLC	469,780	1,062,294
Marks & Spencer Group PLC(a)	355,391	524,290
Melrose Industries PLC	708,064	1,140,765
Mondi PLC	87,873	1,486,012

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	698,444	$8,366,907
NatWest Group PLC, NVS	922,714	2,942,747
Next PLC	23,341	1,635,520
Ocado Group PLC(a)	128,131	951,119
Pearson PLC	132,997	1,501,778
Persimmon PLC	56,761	832,265
Phoenix Group Holdings PLC	150,779	1,104,528
Prudential PLC	497,848	6,788,301
Reckitt Benckiser Group PLC	133,549	9,257,125
RELX PLC	356,838	9,865,866
Rentokil Initial PLC	448,508	2,755,527
Rightmove PLC	155,489	961,923
Rio Tinto PLC	192,173	13,525,904
Rolls-Royce Holdings PLC(a)	1,506,097	1,682,272
Sage Group PLC (The)	201,375	1,813,322
Schroders PLC	166,392	874,306
Segro PLC	214,173	1,973,017
Severn Trent PLC	46,223	1,476,738
Shell PLC	1,287,539	36,296,776
Smith & Nephew PLC	158,615	2,118,275
Smiths Group PLC	66,314	1,272,703
Spirax-Sarco Engineering PLC	13,112	1,674,802
SSE PLC	190,685	3,921,806
St. James’s Place PLC	95,936	1,263,800
Standard Chartered PLC	441,503	3,292,957
Taylor Wimpey PLC	658,277	806,190
Tesco PLC	1,356,496	3,655,576
Unilever PLC	476,106	24,037,551
United Utilities Group PLC	123,997	1,481,557
Vodafone Group PLC	4,839,432	4,900,975
Weir Group PLC (The)	47,432	954,067
Whitbread PLC	35,948	1,111,460
WPP PLC	194,681	1,923,445
		404,365,730

Total Common Stocks — 99.2%
(Cost: $1,783,928,379)		1,640,297,176

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,380	875,980
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	32,457	$2,249,682
Porsche Automobil Holding SE, Preference Shares, NVS	27,663	1,508,626
Sartorius AG, Preference Shares, NVS	4,813	1,900,536
Volkswagen AG, Preference Shares, NVS	33,235	4,122,788
		10,657,612
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,094,025	244,049

Total Preferred Stocks — 0.7%
(Cost: $18,389,890)		10,901,661

Total Long-Term Investments — 99.9%
(Cost: $1,802,318,269)		1,651,198,837

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	39,521,560	39,533,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	3,200,000	3,200,000

Total Short-Term Securities — 2.6%
(Cost: $42,727,784)		42,733,417

Total Investments — 102.5%
(Cost: $1,845,046,053)		1,693,932,254

Liabilities in Excess of Other Assets — (2.5)%		(40,512,880)

Net Assets — 100.0%		$1,653,419,374

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,533,435	$36,996,829	(a)	$—	$(2,164)	$5,317	$39,533,417	39,521,560	$45,742	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	570,000	(a)	—	—	—	3,200,000	3,200,000	36,647		3
					$(2,164)	$5,317	$42,733,417		$82,389		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	33	03/17/23	$1,333	$(41,440)
FTSE 100 Index	8	03/17/23	718	1,274
				$(40,166)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,347,175	$1,638,950,001	$—	$1,640,297,176
Preferred Stocks	—	10,901,661	—	10,901,661
Money Market Funds	42,733,417	—	—	42,733,417
	$44,080,592	$1,649,851,662	$—	$1,693,932,254
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,274	$—	$1,274
Liabilities
Futures Contracts	—	(41,440)	—	(41,440)
	$—	$(40,166)	$—	$(40,166)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares